HEWITT SERIES TRUST

Hewitt Money Market Fund – Institutional Shares

Supplement dated August 28, 2007 to

Prospectus and Statement of Additional Information

Dated May 1, 2007

Effective June 25, 2007, the Institutional Shares of Hewitt Money Market Fund are no longer being offered to investors.